INCOME TAXES	6 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable or receivable in respect of previous years. Deferred income tax is the tax asset or liability resulting from a difference in income recognition between enacted or substantively enacted local tax law and group IFRS accounting.
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2022	2021	2022	2021
Current income taxes	(164)	(163)	(99)	(77)
Deferred income taxes	109	(9)	18	(8)
Income tax expense	(55)	(172)	(81)	(85)
Effective tax rate	(275.0)%	(41.2)%	(39.7)%	(41.7)%

The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the six and three-month periods ending June 30, 2022 -275.0% and -39.7%, respectively) was primarily driven by a US$446 of goodwill impairment which was disallowed for tax purposes, as well as a number of prior year adjustments incurred by the Group in various countries, which are recorded in our consolidated income statement. In addition, deferred tax was primarily driven by a reversal of the withholding tax provided for as a deferred tax on outside basis during 2021 on the dividends planned to be paid out in 2022 of US$95, and a change in deferred tax assets which have not been recognized of US$7.

The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the six and three-month periods ending June 30, 2021 -41.2% and -41.7%, respectively) was primarily driven by a number of non-deductible expenses incurred by the Group in various countries, which are recorded in our consolidated income statement, as well as tax uncertainties and withholding taxes accrued for forecasted dividends from our operating companies.